Other Expenses - Summary of Other Expenses (Parenthetical) (Detail) (Collateralized, USD $)	Dec. 31, 2013
$1 billion syndicated revolving credit facility
Components Of Other Expense [Line Items]
Long-term revolving credit facility	$ 1,000,000,000
$500 million syndicated revolving credit facility
Components Of Other Expense [Line Items]
Long-term revolving credit facility	$ 500,000,000